UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Anthion Management, LLC

Address: 160 Mercer Street
         2nd Floor
         New York, NY 10012



13F File Number: 028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Moradi
Title:  Managing Member
Phone:  212-404-6670


Signature, Place and Date of Signing:

/s/ David Moradi                New York, New York              May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                34

Form 13F Information Table Value Total:          $277,836
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                           FORM 13F INFORMATION TABLE
                                             Anthion Management, LLC
                                                 March 31, 2013




COLUMN 1                      COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------                --------       -----       --------   -------   --- ----  ----------- ---------  -----    ------- ----
APPLE INC                     COM            037833100     4,981       11,253 SH        SOLE                      11,253
ASHFORD HOSPITALITY TR INC    COM SHS        044103109     4,755      384,714 SH        SOLE                     384,714
AVALONBAY CMNTYS INC          COM            053484101     5,408       42,696 SH        SOLE                      42,696
AXCELIS TECHNOLOGIES INC      COM            054540109     1,221      977,111 SH        SOLE                     977,111
CARTER INC                    COM            146229109     5,815      101,531 SH        SOLE                     101,531
CINCINNATI BELL INC NEW       COM            171871106     8,639    2,650,145 SH        SOLE                   2,650,145
COMPUWARE CORP                COM            205638109     4,650      372,269 SH        SOLE                     372,269
COMVERSE INC                  COM            20585P105     1,475       52,606 SH        SOLE                      52,606
CONCEPTUS INC                 COM            206016107     1,157       47,892 SH        SOLE                      47,892
DIGITAL GENERATION INC        COM            25400B108     8,197    1,276,796 SH        SOLE                   1,276,796
EMMIS COMMUNICATIONS CORP     CL A           291525103     1,924    1,158,856 SH        SOLE                   1,158,856
EQUITY RESIDENTIAL            SH BEN INT     29476L107    12,458      226,271 SH        SOLE                     226,271
GLOBECOMM SYSTEMS INC         COM            37956X103     2,463      205,108 SH        SOLE                     205,108
GREEN DOT CORP                CL A           39304D102     1,671      100,000 SH        SOLE                     100,000
HESS CORP                     COM            42809H107     7,161      100,000     CALL  SOLE                     100,000
INTEROIL CORP                 COM            460951106    15,222      200,000     PUT   SOLE                     200,000
LIGAND PHARMACEUTICALS INC    COM NEW        53220K504       819       30,733 SH        SOLE                      30,733
LONE PINE RES INC             COM            54222A106     1,944    1,672,923 SH        SOLE                   1,672,923
LTX-CREDENCE CORP             COM NEW        502403207     1,118      185,065 SH        SOLE                     185,065
MORGANS HOTEL GROUP CO        COM            61748W108     1,479      249,903 SH        SOLE                     249,903
MOTOROLA SOLUTIONS INC        COM NEW        620076307     3,300       51,545 SH        SOLE                      51,545
NEWPORT CORP                  COM            651824104     1,576       93,123 SH        SOLE                      93,123
NICE SYS LTD                  SPONSORED ADR  653656108     2,874       78,025 SH        SOLE                      78,025
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103     1,717       45,000 SH        SOLE                      45,000
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103     7,630      200,000     CALL  SOLE                     200,000
PACER INTL INC TENN           COM            69373H106     1,920      381,713 SH        SOLE                     381,713
SABA SOFTWARE INC             COM NEW        784932600     2,577      324,138 SH        SOLE                     324,138
SAREPTA THERAPEUTICS INC      COM            803607100       834       22,561 SH        SOLE                      22,561
SIGMA DESIGNS INC             COM            826565103       660      135,613 SH        SOLE                     135,613
SPDR S&P 500 ETF TR           TR UNIT        78462F103   156,670    1,000,000     CALL  SOLE                   1,000,000
STEC INC                      COM            784774101     1,401      317,049 SH        SOLE                     317,049
STRATEGIC HOTELS & RESORTS I  COM            86272T106     1,433      171,676 SH        SOLE                     171,676
VERINT SYS INC                COM            92343X100     1,465       40,081 SH        SOLE                      40,081
VISTEON CORP                  COM NEW        92839U206     1,222       21,187 SH        SOLE                      21,187



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